Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Other Assets [abstract]
Taxes recoverable	$ 94.4	$ 132.2
Court-mandated escrow deposits	30.1	43.0
Prepaid expenses	22.5	24.3
Advances for services to be rendered	9.6	3.2
Other debtors	4.9	61.6
Loan with a joint operation	4.2	23.2
Advances to employees	1.9	8.5
Other	14.3	13.0
Total	181.9	309.0
Current portion	120.1	203.4
Non-current portion	61.8	105.6
ICMS (State Value-added Tax) and IPI (Excise Tax)	65.1	85.5
PIS (Social Integration Program) and COFINS	12.0	24.5
Income tax and social security on net income	7.5	7.7
ISS (Service tax)	5.3	5.9
Other	4.5	8.6
Total	94.4	132.2
Current portion	64.6	93.7
Non-current portion	$ 29.8	$ 38.5